Capital and Financial Risk Management - Summary of Notional and Fair Values in Respect of Derivative Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 540	$ 86
Fair value	(20)	32
Carbon credits
Disclosure of detailed information about financial instruments [line items]
Notional value	435	10
Fair value	(30)	0
Electricity
Disclosure of detailed information about financial instruments [line items]
Notional value	11	12
Fair value	20	6
Fuel oil and related products
Disclosure of detailed information about financial instruments [line items]
Notional value	94	64
Fair value	$ (10)	$ 26